Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions [abstract]
Schedule of Transactions between Related Parties	The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Basic compensation and bonuses	¥1,640	¥1,839	¥1,879
Share-based compensation (expensed amount)	2,403	2,749	2,466
Other	43	85	147
Total	¥4,085	¥4,673	¥4,491